Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [Abstract]
Cash and cash equivalents
6	Cash and cash equivalents

Cash and cash equivalents as of December 31, 2019 and 2018, are summarized as follows:

	2019	2018
Cash on hand	$902	$864
Cash at banks	126,972	123,950
Short-term investments (a)	348,840	154,028
	$476,714	$278,842

(a)	Includes fix-term deposits (promissory notes) and repurchase/resell agreements with terms up to 3 days.

Restricted cash
As of December 2019 and 2018, restricted cash represents the amount required to guarantee payments according to the obligations arising from the debt agreements for the acquisition of vessels and guarantee found for the sale of Terminal Marítima de Tuxpan, S.A. de C.V.